Significant Accounting Policies (Details) - Schedule of Relevant Exchange Rates	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule of Relevant Exchange Rates [Abstract]
Period Ended RMB: USD exchange rate	7.2672	7.0999	7.2513
Period Average RMB: USD exchange rate	7.215	7.0809	6.9283